INVESCO Emerging Opportunity Funds, Inc.
                          INVESCO Emerging Growth Fund
                            Supplement to Prospectus
                              dated October 1, 1996



     The name of the INVESCO Emerging Growth Fund has been changed to INVESCO Small Company Growth Fund. This name change was made in order to more clearly identify the Fund's investment style. Therefore, any reference in the Prospectus to the name of the Fund is hereby changed to INVESCO Small Company Growth Fund.

     The section of the Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the third paragraph and (2) substitute the following new paragraphs in its place:

     A team of individuals, led by Timothy J. Miller, serve as portfolio managers of the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio of securities:

Timothy J. Miller, C.F.A.
      Co-portfolio manager of the Fund since 1997; co-portfolio manager of INVESCO Growth Fund, Inc. since 1996; portfolio manager of INVESCO Dynamics Fund, Inc. since 1993; senior vice president (1995 to present), vice president (1993 to 1995) and portfolio manager (1992 to present) of INVESCO Trust Company. Formerly (1979 to 1992), analyst and portfolio manager with Mississippi Valley Advisors. B.S.B.A., St. Louis University; M.B.A., University of Missouri. He is a Chartered Financial Analyst.

Trent E. May, C.F.A.
      Co-portfolio manager of the Fund since 1997; co-portfolio manager of INVESCO Growth Fund, Inc. since 1996; portfolio manager (since 1996) of INVESCO Trust Company. Formerly, senior equity fund manager/equity analyst at Munder Capital Management in Detroit. B.S., Engineering, Florida Institute of Technology; M.B.A., Rollins College. He is a Chartered Financial Analyst.

Stacie Cowell, C.F.A.
      Co-portfolio  manager of the Fund since  1997;  portfolio  manager  (since
1996) of INVESCO Trust Company. Formerly, senior equity analyst with Founders Asset Management; capital markets and trading analyst with Chase Manhattan Bank in New York. B.A., Economics, Colgate University. She is a Chartered Financial Analyst.

The date of this supplement is February 1, 1997.

                   INVESCO Emerging Opportunity Funds, Inc.
              Supplement to Statement of Additional Information
                              Dated October 1, 1996

     The name of the INVESCO Emerging Growth Fund has been changed to INVESCO Small Company Growth Fund. This name change was made in order to more clearly identify the Fund's investment style. Therefore, any reference in the Statement of Additional Information to the name of the Fund is hereby changed to INVESCO Small Company Growth Fund.

The date of this Supplement is February 1, 1997.